Stock Options - Stock options outstanding (Details)	3 Months Ended
Mar. 31, 2021 $ / shares shares
Options outstanding, shares	1,672,938
Options oustanding, weighted average remaining years	9 years 2 months 5 days
Options outstanding, weighted average exercise price | $ / shares	$ 2.12
Options exercisable, shares	336,397
Options exercisable, weighted average exercise price | $ / shares	$ 2.47
$1.84[Member]
Exercise price per share | $ / shares	$ 1.84
Options outstanding, shares	648,000
Options oustanding, weighted average remaining years	9 years 4 months 8 days
$2.03[Member]
Exercise price per share | $ / shares	$ 2.03
Options outstanding, shares	659,000
Options oustanding, weighted average remaining years	9 years 5 months 1 day
Options exercisable, shares	158,167
$2.62[Member]
Exercise price per share | $ / shares	$ 2.72
Options outstanding, shares	50,000
Options oustanding, weighted average remaining years	9 years 6 months 7 days
$2.72[Member]
Exercise price per share | $ / shares	$ 2.80
Options outstanding, shares	25,000
Options oustanding, weighted average remaining years	5 years 2 months 5 days
Options exercisable, shares	25,000
$2.80[Member]
Exercise price per share | $ / shares	$ 2.96
Options outstanding, shares	220,625
Options oustanding, weighted average remaining years	8 years 4 months 8 days
Options exercisable, shares	82,917
$2.96[Member]
Options outstanding, shares	70,313
Options oustanding, weighted average remaining years	8 years 2 months 7 days
Options exercisable, shares	70,313